Concentration, Credit and Other Risks (Detail Textuals 1)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2019 Token Supplier	Mar. 31, 2018 Supplier	Sep. 30, 2017 USD ($)	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 USD ($)
Revenue, Major Customer [Line Items]
Insured deposit				$ 0	$ 369,280
Number of GTB tokens held | Token	8,333,333
Major Suppliers | Cost of revenues
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major supplier		more than 10%
Number of suppliers | Supplier		1
Major Suppliers | Accounts payable
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major supplier	more than 10%	more than 10%
Number of suppliers | Supplier	2	1
Legacy YOD | Licensed Content Commitment
Revenue, Major Customer [Line Items]
Cost of revenue						$ 17,700,000
Legacy YOD | Major Suppliers | Cost of revenues
Revenue, Major Customer [Line Items]
Cost of revenue			$ 800,000
Legacy YOD | Major Suppliers | Cost of revenues | Content partner
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major supplier				more than 10%
Legacy YOD | Major Suppliers | Revenue
Revenue, Major Customer [Line Items]
Revenue			$ 800,000
Wecast Services | Major Suppliers | Cost of revenues
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major supplier				more than 10%	more than 10%
Number of suppliers | Customer				3	5
Wecast Services | Major Suppliers | Accounts payable
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major supplier				more than 10%	more than 10%
Number of suppliers | Customer				2	2